Income Taxes - Earnings Before Income Taxes by Jurisdiction (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	$ 4,392.6	$ 244.1
Provision for income taxes	726.0	206.7
Net earnings	3,666.6	37.4
Canada
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	858.8	212.6
Provision for income taxes	191.6	121.0
Net earnings	667.2	91.6
United States
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	974.5	(110.8)
Provision for income taxes	238.6	31.4
Net earnings	735.9	(142.2)
United Kingdom
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	157.3	(221.4)
Provision for income taxes	18.7	5.7
Net earnings	138.6	(227.1)
Other countries
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	2,402.0	363.7
Provision for income taxes	277.1	48.6
Net earnings	$ 2,124.9	$ 315.1